Consolidated Balance Sheets Detail - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Inventories [Line Items]
Raw materials	$ 588	$ 771
Work in process	371	520
Finished goods	78	167
Provision for excess and obsolete inventories	(434)	(431)
Inventories	$ 603	$ 1,027